Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Business Line Distribution

The business line distribution of the Company’s information as of and for three months ended March 31, 2024 and 2023 as following:

	For three months ended March 31
	2024	2023
	(Unaudited)
Revenue:
Direct supply model	$-	$897,432
Indirect supply model	2,954,607	1,448,109
Total	2,954,607	2,345,541

Gross profit:
Direct supply model	-%	6%
Indirect supply model	0%	1%
	7%	3%

Income(loss) from operations:
Direct supply model	(72,840)	(124,521)
Indirect supply model	(24,707)	(10,344)
Corporate	(499,437)	(39,793)

Net income(loss)
Direct supply model	(200,966)	(140,128)
Indirect supply model	(24,707)	(10,344)
Corporate	(499,437)	(39,793)

	March 31,	December 31,
	2024	2023

Reportable assets
Direct supply model	$11,938,316	$10,930,729
Indirect supply model	9,018,688	6,837,818
Corporate	2,037,767	2,069,222
Total	$22,994,771	$19,837,769

The business line distribution of the Company’s information as of and for the years ended December 31, 2023 and 2022, as following:

	For the years ended December 31
	2023	2022

Revenue:
Direct supply model	$1,280,555	$5,259,447
Indirect supply model	8,709,595	5,388,728
Total	9,990,150	10,648,175

Gross profit:
Direct supply model	23%	35%
Indirect supply model	(4)%	(6)%
Total	(4)%	14%

Income(loss) from operations:
Direct supply model	(145,276)	1,702,897
Indirect supply model	(450,600)	(1,030,836)
Corporate	(557,333)	(159,332)

Net income(loss) before tax
Direct supply model	(374,144)	1,496,210
Indirect supply model	(450,600)	(568,468)
Corporate	(557,333)	(159,332)

	December 31,	December 31,
	2023	2022

Reportable assets
Direct supply model	$10,930,729	$14,066,203
Indirect supply model	6,837,818	4,665,735
Corporate	2,069,222	22,938
Total	19,837,769	18,754,876